 39234-P1 11/26

PUTNAM FUNDS TRUST
SUPPLEMENT DATED NOVEMBER 5, 2026
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
DATED OCTOBER 1, 2026 OF
PUTNAM MORTGAGE OPPORTUNITIES FUND (THE “FUND”)

The Fund remains open to new investors until further notice.

Please retain this supplement for future reference.